General information	12 Months Ended
Dec. 31, 2018
General information
General information

1      General information

Nexa Resources S.A. (“NEXA”) was incorporated on February 26, 2014 under the laws of Luxembourg as a public limited liability company (société anonyme). Its shares are publicly traded on the New York Stock Exchange (“NYSE”) and the Toronto Stock Exchange (“TSX”). The Company’s registered office is located at 37A, Avenue J. F. Kennedy in the city of Luxembourg in the Grand Duchy of Luxembourg.

NEXA and its subsidiaries (the “Company”) own and operate three polymetallic mines in Peru and two polymetallic mines in Brazil. Its operations are large-scale, mechanized underground and open pit mines. The Company also owns a zinc smelter in Peru and two zinc smelters in Brazil.

The Company's majority shareholder is Votorantim S.A. (“VSA”), which holds 64.25% of its equity. VSA is a Brazilian privately-owned industrial conglomerate that holds ownership interests in metal, steel, cement and energy companies, among others.

Information by business segment and geographic area

Business segment definition

The Company’s CEO has been identified as the chief operating decision maker (“CODM”), since he has the final authority over resource allocation decisions and performance assessment. The CEO analyzes performance from a product perspective and the Company has identified two reportable segments:

•

Mining: consists of five long-life polymetallic mines, three located in the Central Andes of Peru and two located in the state of Minas Gerais in Brazil. In addition to zinc, the Company produces substantial amounts of copper, lead, silver and gold as by-products, which reduce the overall cost to produce mined zinc.

•

Smelting: consists of three operating units, one located in Cajamarquilla in Peru and two located in the state of Minas Gerais in Brazil. The facilities recover and produce metallic zinc (SHG zinc and zinc alloys), zinc oxide and by-products, such as sulfuric acid.

Accounting policy

Segment performance is measured based on Adjusted EBITDA, since financial results and income taxes are managed within the corporate level and are not allocated to operating segments. Adjusted EBITDA is defined as net income (loss) for the year, adjusted by (i) share in the results of associates, (ii) depreciation and amortization, (iii) net financial results, (iv) income tax, (v) gain (loss) on sale of investment, (vi) impairment and impairment reversal. In addition, management may exclude non-cash and non-recurring items considered exceptional from the measurement of Adjusted EBITDA.

The internal information used for making decisions is prepared applying accounting measurement basis with managerial reclassifications between income statements lines, which are reconciled to the consolidated financial statements in the column “Adjustments”.

When applicable, the Company uses arm's length commercial terms for intersegment sales. The Company’s corporate headquarters expenses are allocated to the reportable segments to the extent they are allocated in the measures of performance used by the CODM.

Segment results

The presentation of segment results and reconciliation to income before income tax in the consolidated income statement is as follows:

	2018
			Intersegments
	Mining	Smelting	sales	Adjustments	Consolidated
Net revenues	1,163,741	2,030,568	(704,031)	924	2,491,202
Cost of sales	(694,024)	(1,876,034)	704,031	(22,917)	(1,888,944)
Gross Profit	469,716	154,534	—	(21,993)	602,258
Selling, general and administrative	(44,940)	(79,969)	—	(34,693)	(159,603)
Mineral explorations and project development	(112,713)	(11,067)	—	(2,498)	(126,278)
Other income and expenses, net	(54,042)	16,450	—	55,768	18,176
Operating income	258,021	79,948	—	(3,416)	334,553
Depreciation and amortization	172,357	94,832	—	—	267,189
Exceptional items (i)	—	—	—	3,050	3,050
Adjusted EBITDA	430,378	174,781	—	(366)	604,792
Exceptional items (i)				(3,050)	(3,050)
Depreciation and amortization					(267,189)
Net financial results					(202,654)
Income before income tax					131,899

	2017
			Intersegments
	Mining	Smelting	sales	Adjustments	Consolidated
Net revenues	1,213,221	1,952,006	(721,463)	5,719	2,449,484
Cost of sales	(680,811)	(1,746,771)	721,463	(46,706)	(1,752,825)
Gross Profit	532,410	205,235	—	(40,987)	696,659
Selling, general and administrative	(41,054)	(89,128)	—	(24,312)	(154,494)
Mineral explorations and project development	(86,119)	(3,989)	—	(2,590)	(92,698)
Other income and expenses, net	(54,777)	(58,749)	—	65,640	(47,887)
Operating income	350,460	53,369	—	(2,249)	401,580
Depreciation and amortization	171,085	99,370	—	—	270,456
Exceptional items (i)	—	—	—	(4,515)	(4,515)
Adjusted EBITDA	521,545	152,739	—	(6,764)	667,519
Exceptional items (i)				4,515	4,515
Share in the results of associates					60
Depreciation and amortization					(270,456)
Net financial results					(130,181)
Income before income tax					271,459

	2016
			Intersegments
	Mining	Smelting	sales	Adjustments	Consolidated
Net revenues	907,425	1,491,988	(438,238)	3,666	1,964,841
Cost of sales	(608,825)	(1,307,436)	438,238	(26,206)	(1,504,229)
Gross Profit	298,600	184,552	—	(22,540)	460,612
Selling, general and administrative	(46,829)	(69,950)	—	(27,436)	(144,213)
Mineral explorations and project development	(41,759)	(2,925)	—	(2,026)	(46,711)
Other income and expenses, net	(49,478)	(139,922)	—	49,681	(139,719)
Operating income	160,534	(28,245)	—	(2,321)	129,969
Depreciation and amortization	176,261	98,772	—	—	275,036
Exceptional items (i)	—	—	—	(1,079)	(1,079)
Adjusted EBITDA	336,796	70,528	—	(3,400)	403,924
Exceptional items (i)				1,079	1,079
Share in the results of associates					(158)
Depreciation and amortization					(275,036)
Net financial results					79,081
Income before income tax					208,892

(i)Exceptional items are composed of impairment of property, plant and equipment in the amount of USD 3,283 in 2018 and miscellaneous adjustments to reconcile the segments’ Adjusted EBITDA to the consolidated Adjusted EBITDA.